INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings, carrying amount (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Current
Borrowings	$ 119,191,968	$ 136,747,198
Corporate bonds	19,024,076	42,035,925
Non-current
Borrowings	66,913,633	42,104,882
Corporate bonds	46,484,304	25,071,823
Amortized cost
Current
Corporate bonds	19,024,076	42,035,925
Non-current
Corporate bonds	46,484,304	25,071,823
Fair value
Current
Corporate bonds	18,783,131	41,492,963
Non-current
Corporate bonds	42,828,561	23,845,583
Bank borrowings
Current
Borrowings	97,216,797	91,816,134
Non-current
Borrowings	20,429,329	15,316,612
Bank borrowings | Amortized cost
Current
Borrowings	97,216,797	91,816,134
Non-current
Borrowings	20,429,329	15,316,612
Bank borrowings | Fair value
Current
Borrowings	97,367,516	89,874,010
Non-current
Borrowings	$ 18,521,587	$ 14,850,783